GENERAL INFORMATION	12 Months Ended
Dec. 31, 2022
GENERAL INFORMATION
GENERAL INFORMATION
1.  GENERAL INFORMATION

Natura &Co Holding S.A. (“Natura &Co” or “Natura &Co Holding” or “Company”) was incorporated on January 21, 2019, as part of the restructuring activities carried out in the acquisition process of Avon Products Inc (“Avon”) and has the purpose of holding interests in other companies, as partner or shareholder, whose main business is in the cosmetics, fragrance and personal hygiene segments, through the manufacturing, distribution, and sale of their products in Brazil, in the city of São Paulo, State of São Paulo, at Avenida Alexandre Colares, No. 1188, Vila Jaguará, CEP 05106-000. Natura &Co and its subsidiaries are hereinafter referred to as the “Company”. Additionally, Natura &Co trades American Depositary Receipts (“ADRs”) on the New York Stock Exchange (“NYSE”), under the ticker “NTCO”.

Brands managed by the Company include “Natura”, “Avon”, “The Body Shop” and “Aesop”. In addition to using the retail market, e-commerce, business-to-business (B2B) and franchises as sales channels for the products, the subsidiaries highlight the performance of the direct sales channel carried out by the Natura, Avon and The Body Shop Consultant(s).